Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2021, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$40,385	$118,879	$159,264
Corporate and purchasing card loans (a)	30,263	–	30,263
Residential mortgages	613	1	614
Retail credit card loans (a)	120,905	–	120,905
Other retail loans	14,924	22,905	37,829
Other	6,268	–	6,268
(a)	Primarily cancelable at the Company’s discretion.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2021:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$57	$9,605
Third party borrowing arrangements	–	–	3
Securities lending indemnifications	9,074	–	8,807
Asset sales	–	84	7,229
Merchant processing	777	140	120,417
Tender option bond program guarantee	1,725	–	1,488
Other	–	21	1,398

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2021, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$4,760	$4,845	$9,605
Commercial	889	22	911